Annual Total Returns[BarChart] - Nationwide Government Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.33%	1.33%	1.73%	0.22%